Organization and Basis of Presentation - Additional Information (Details)				1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 01, 2019 USD ($)	May 18, 2018 Lender	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Segment shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Nov. 30, 2018 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of operating segment | Segment					1
Percentage of reduction in total workforce		65.00%
Restructuring charge		$ 900,000
Severance costs remained unpaid					$ 200,000
Net proceeds from issuance of common stock					551,000	$ 661,000	$ 507,000
Accumulated deficit				$ 215,884,000	279,400,000	$ 215,884,000
Working capital					9,800,000
Cash, cash equivalents and marketable securities					$ 21,800,000
Second Amendment Loan Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Prepayment of term loans	$ 23,300,000
Term Loans | Loan Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of Lenders | Lender			2
Term Loans | Second Amendment Loan Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Prepayment of term loans	$ 21,500,000
ATM Facility
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares aggregate offering price								$ 30,000,000
Number of shares issued on private placement | shares					760,089
Net proceeds from issuance of common stock					$ 7,700,000
Common stock issued, shares | shares					760,089
Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net proceeds from issuance of common stock				$ 28,000,000
Common stock issued, shares | shares				3,000,000
Shares price, per share | $ / shares				$ 10.00		$ 10.00